Additional Information Regarding Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Outstanding	1,057,468	1,086,299
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.50	$ 0.50
Number of Shares Outstanding	37,242	44,542
Weighted- Average Remaining Contractual Life (in Years)	2 years 6 months 11 days	3 years 3 months 15 days
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.54	$ 0.54
Number of Shares Outstanding	45,627	61,070
Weighted- Average Remaining Contractual Life (in Years)	4 years 3 months 7 days	5 years 7 days
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 0.89	$ 0.89
Number of Shares Outstanding	15,723	87,791
Weighted- Average Remaining Contractual Life (in Years)	4 years 9 months 18 days	5 years 6 months 22 days
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.03	$ 1.03
Number of Shares Outstanding	182,761	250,207
Weighted- Average Remaining Contractual Life (in Years)	5 years 6 months 22 days	6 years 4 months 2 days
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.21	$ 1.07
Number of Shares Outstanding	177,394	4,678
Weighted- Average Remaining Contractual Life (in Years)	6 years 4 months 21 days	9 months 18 days
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 1.46	$ 1.21
Number of Shares Outstanding	182,742	260,090
Weighted- Average Remaining Contractual Life (in Years)	8 years 2 months 5 days	7 years 1 month 21 days
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 2.17	$ 1.46
Number of Shares Outstanding	66,405	377,921
Weighted- Average Remaining Contractual Life (in Years)	9 years 5 months 12 days	9 years 18 days
Range Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 4.74
Number of Shares Outstanding	349,574
Weighted- Average Remaining Contractual Life (in Years)	9 years 9 months 29 days